Investments in Associates - Associates Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Associates [Roll Forward]
Purchases and acquisitions	$ 29.8	$ 772.1
Sales of investments in associates	(139.8)	(323.8)
Non-insurance companies
Schedule Of Associates [Roll Forward]
Balance - December 31	2,221.9
Non-cash impairment charge	240.3	211.2
Investments in associates
Schedule Of Associates [Roll Forward]
Balance - January 1	2,876.6	1,465.6
Share of profit (loss)	83.4	111.6
Impairment charges	(88.3)	(20.6)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	88.0	26.2
Share of losses on defined benefit plans	(32.2)	(42.3)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	50.9	74.9
Dividends and distributions received	(70.0)	(160.7)
Purchases and acquisitions	223.4	677.2
Sales of investments in associates	(107.2)	(0.5)
Reclassifications	174.4	1,201.8
Transfers	21.3
Deconsolidation of non-insurance subsidiary (note 23)	0.0	(390.9)
Foreign exchange effect	1.0	9.2
Balance - December 31	3,170.4	2,876.6
Joint ventures
Schedule Of Associates [Roll Forward]
Balance - January 1	1,483.6	2,006.3
Share of profit (loss)	91.8	131.1
Impairment charges	(98.9)	(190.6)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	42.1	(3.8)
Share of losses on defined benefit plans	(20.8)	(0.2)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	14.2	(63.5)
Dividends and distributions received	(3.7)	(245.0)
Purchases and acquisitions	20.8	71.6
Sales of investments in associates	(180.6)	(221.0)
Reclassifications	605.0	0.0
Transfers	0.0
Deconsolidation of non-insurance subsidiary (note 23)	0.0	(52.0)
Foreign exchange effect	1.6	(12.8)
Balance - December 31	1,940.9	1,483.6
Fairfax India
Schedule Of Associates [Roll Forward]
Balance - January 1	1,391.3	1,103.0
Share of profit (loss)	(24.8)	179.2
Impairment charges	0.0	0.0
Share of other comprehensive income (loss), excluding losses on defined benefit plans	3.2	(0.7)
Share of losses on defined benefit plans	(4.9)	(5.5)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	(26.5)	173.0
Dividends and distributions received	(4.9)	(288.8)
Purchases and acquisitions	0.0	441.0
Sales of investments in associates	0.9	(9.7)
Reclassifications	0.0	0.0
Transfers	0.0
Deconsolidation of non-insurance subsidiary (note 23)	0.0	0.0
Foreign exchange effect	(32.5)	(27.2)
Balance - December 31	1,328.3	1,391.3
Fairfax Africa
Schedule Of Associates [Roll Forward]
Balance - January 1	232.9	288.1
Share of profit (loss)	(27.3)	(41.1)
Impairment charges	(35.0)	0.0
Share of other comprehensive income (loss), excluding losses on defined benefit plans	(41.7)	(51.6)
Share of losses on defined benefit plans	0.0	0.0
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	(104.0)	(92.7)
Dividends and distributions received	(1.4)	0.0
Purchases and acquisitions	5.0	45.1
Sales of investments in associates	(1.7)	(7.4)
Reclassifications	0.0	0.0
Transfers	(21.3)
Deconsolidation of non-insurance subsidiary (note 23)	(103.6)	0.0
Foreign exchange effect	(5.9)	(0.2)
Balance - December 31	0.0	232.9
Associates
Schedule Of Associates [Roll Forward]
Balance - January 1	5,984.4	4,863.0
Share of profit (loss)	123.1	380.8
Impairment charges	(222.2)	(211.2)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	91.6	(29.9)
Share of losses on defined benefit plans	(57.9)	(48.0)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	(65.4)	91.7
Dividends and distributions received	(80.0)	(694.5)
Purchases and acquisitions	249.2	1,234.9
Sales of investments in associates	(288.6)	(238.6)
Reclassifications	779.4	1,201.8
Transfers	0.0
Deconsolidation of non-insurance subsidiary (note 23)	(103.6)	(442.9)
Foreign exchange effect	(35.8)	(31.0)
Balance - December 31	6,439.6	5,984.4
Quess | Non-insurance companies
Schedule Of Associates [Roll Forward]
Balance - January 1	704.1
Balance - December 31	558.9	704.1
Non-cash impairment charge	98.3	190.6
Astarta Holding N.V. | Non-insurance companies
Schedule Of Associates [Roll Forward]
Balance - January 1	115.5
Balance - December 31	65.3	115.5
Non-cash impairment charge	26.3	10.1
Fairfax Africa And European Run-off | Non-insurance companies
Schedule Of Associates [Roll Forward]
Non-cash impairment charge	18.1
Grivalia Properties
Schedule Of Associates [Roll Forward]
Balance - January 1	$ 68.5
Balance - December 31		$ 68.5